Long-Term Debt and Interest Rate Swap Arrangements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt
Long-term debt consisted of the following:

	March 31,	December 31,
(in millions)	2013	2012
7.125% Senior Secured Notes due 2017	$376	500
7.5% Senior Secured Notes due 2019, net of original issue discount	760	988
7.375% Senior Secured Notes due 2020	500	500
5.125% Senior Secured Notes due 2022	500	500
4.375% Senior Secured Notes due 2023, net of original issue discount	750	—
5.95% Senior Secured Notes due 2043, net of original issue discount	300	—
Senior secured credit facility	328	903
Capital lease obligations	82	86
Total debt	3,596	3,477
Less current portion	(11)	(12)
Long-term portion of debt and capital lease obligations	$3,585	3,465

Long-term debt consisted of the following:

		December 31,
(in millions)	2012	2011
7.125% Senior Secured Notes	$500	500
7.5% Senior Secured Notes, net of original issue discount	988	986
7.375% Senior Secured Notes	500	500
5.125% Senior Secured Notes	500	—
Senior secured credit facility	903	434
Capital lease obligations	86	70
Total debt	3,477	2,490
Less current portion	(12)	(10)
Long-term portion of debt and capital lease obligations	$3,465	2,480

Schedule of annual principal debt maturities, excluding capital lease obligations, for each of the next five years	The annual principal debt maturities, excluding capital lease obligations, for each of the next five years is as follows (in millions):

2013	—
2014	—
2015	903
2016	—
2017	500